TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of current trade and other accounts payables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of current trade and other accounts payables [Abstract]
Trade creditors	$ 1,281,432	$ 1,408,690
Other accounts payable	476,367	262,614
Trade and other accounts payables	$ 1,757,799	$ 1,671,304